RESTATEMENT OF FINANCIAL STATEMENT (Details Narrative) - 12 months ended Dec. 31, 2013 - USD ($)	Total
Stock Issued for Services, Value	$ 213,900
Iota Capital Corporation | 123113 Annual Restatement [Member] | As Originally Stated
Stock Issued for Services, Shares	26,950,000
Iota Capital Corporation | 123113 Annual Restatement [Member] | As Restated
Stock Issued for Services, Shares	13,475,000
Stock Issued for Services, Value	$ 53,900
KeyStone Training | 123113 Annual Restatement [Member] | As Originally Stated
Stock Issued for Services, Shares	30,000,000
KeyStone Training | 123113 Annual Restatement [Member] | As Restated
Stock Issued for Services, Shares	15,000,000
Stock Issued for Services, Value	$ 60,000
Llew Watkins | 123113 Annual Restatement [Member] | As Originally Stated
Stock Issued for Services, Shares	25,000,000
Llew Watkins | 123113 Annual Restatement [Member] | As Restated
Stock Issued for Services, Value	$ 100,000